Annual Total Returns - Franklin Global Real Estate VIP Fund [BarChart] - FTVIP Class 1-62 - Franklin Global Real Estate VIP Fund - Class 1	May 01, 2021
Bar Chart Table:
Annual Return 2011	(5.45%)
Annual Return 2012	27.72%
Annual Return 2013	2.61%
Annual Return 2014	15.27%
Annual Return 2015	0.83%
Annual Return 2016	0.81%
Annual Return 2017	10.76%
Annual Return 2018	(6.52%)
Annual Return 2019	22.62%
Annual Return 2020	(5.17%)